Vessels, net	12 Months Ended
Dec. 31, 2021
Vessels Net
Vessels, net

6. Vessels, net

The following table presents an analysis of vessels, net:

	Vessel cost	Accumulated depreciation	Net book value
Balance as at January 1, 2020	$748,819	$(171,928)	$576,891
Vessel acquisitions	162,600	—	162,600
Improvements	11,601	—	11,601
Depreciation for the year	—	(38,895)	(38,895)
Balance as at December 31, 2020	$923,020	$(210,823)	$712,197
Vessel acquisitions	1,256,858	—	1,256,858
Vessel disposals	(180,358)	36,123	(144,235)
Improvements	374	—	374
Depreciation for the year	—	(43,336)	(43,336)
Balance as at December 31, 2021	$1,999,894	$(218,036)	$1,781,858

All of the Partnership’s vessels as of December 31, 2021, have been provided as collateral to secure the Partnership’s credit facilities, and financing arrangements (Note 8).

Vessel acquisitions

•	For the year 2021

On November 29, 2021 the Partnership entered into a Share Purchase Agreement (“SPA”) with CGC for the acquisition of the shares of the company owning a 174,000 Cubic Meter (“CBM”) LNG/C vessel, namely the LNG/C Adamastos, built in 2021, at Hyundai Heavy Industries Co., Ltd (“Hyundai”) for a total consideration of $220,000.The LNG/C Adamastos was delivered to the Partnership on November 29, 2021.

On November 18, 2021 the Partnership entered into two separate SPAs with CGC for the acquisition of the shares of the companies owning two 174,000 CBM LNG vessels, namely the LNG/C Asklipios and the LNG/C Attalos, built in 2021, at Hyundai for a total consideration of $196,000 and $207,000, respectively. The LNG/C Asklipios and the LNG/C Attalos were delivered to the Partnership on November 18, 2021.

On August 31, 2021 the Partnership entered into three separate SPAs with CGC for the acquisition of the shares of the companies owning three 174,000 CBM LNG/C vessels, namely the LNG/C Aristos I, built in 2020 and the LNG/Cs Aristarchos and Aristidis I, both built in 2021, at Hyundai for a total consideration of $203,139, $191,639 and $205,000 respectively. The LNG/C Aristos I and the LNG/C Aristarchos were delivered to the Partnership on September 3, 2021, while the LNG/C Aristidis I was delivered on December 16, 2021.

On January 27, 2021, the Partnership entered into three separate SPAs with CMTC for the acquisition of the shares of the companies owning three 5,089 Twenty-foot Equivalent Unit (“TEU”) sister container vessels, namely the M/V Long Beach Express, the M/V Seattle Express and the M/V Fos Express, all built in 2008 at Hanjin Heavy Industries S. Korea, for a total consideration of $40,500. In addition, the Partnership recognized expenses of $250, included in vessels’ cost, in connection with the acquisition of the three container vessels. The M/V Long Beach Express, the M/V Seattle Express and the M/V Fos Express were delivered to the Partnership on February 25, 2021.

All vessels were acquired with attached charter party agreements.

6. Vessels, net – Continued

Vessel acquisitions – Continued

•	For the year 2021 - Continued

The Partnership accounted for these acquisitions as acquisition of assets as the fair values of the vessels and the time charters attached are concentrated in a single identifiable asset. The Partnership considered whether any value should be assigned to the attached charter party agreements acquired and concluded that the contracted daily charter rate for the LNG/C Aristos I, the LNG/C Aristidis I, the LNG/C Attalos and the LNG/C Adamastos were above and for the LNG/C Aristarchos, the LNG/C Asklipios, the M/V Long Beach Express, the M/V Seattle Express and the M/V Fos Express were below the market rate on the acquisition date and therefore the total consideration was allocated to the vessel’s cost and the above and below market acquired charters, respectively. The Partnership allocated the cost of the vessels and the time charters acquired on the basis of their relative fair values.

The vessels were recorded in the Partnership’s financial statements at a total value of $1,256,858, reflecting a net reduction of $6,670 from the acquisition cost of $1,263,528 due to the value of the charters that were attached to the vessels at the time of the respective acquisitions (Note 7).

•	For the year 2020

In January 2020, the Partnership entered into three separate SPAs with CMTC for the acquisition of the shares of the companies owning the M/V Athenian, the M/V Athos and the M/V Aristomenis for a total consideration of $162,600. The Partnership accounted for these acquisitions as acquisition of assets. The Partnership considered whether any value should be assigned to the attached charter party agreements acquired and concluded that the contracted daily charter rates were equal to the market rates on the acquisition date and therefore the total consideration was allocated to the vessels’ cost.

Improvements

During the year ended December 31, 2021 and 2020, certain of the Partnership’s vessels underwent improvements. The costs of these improvements amounted to $374 and $11,601 respectively and were capitalized as part of the vessels’ cost. Improvements during the year ended December 31, 2020 included the cost of $10,906 relating to the installation of exhaust gas cleaning and ballast water treatment systems for certain of the Partnership’s vessels. During the year ended December 31, 2021, no such installations took place.

Vessel disposals

On April 7, 2021, the Partnership entered into two separate Memorandum of Agreements (“MOA”) with a third party for the sale of the M/V CMA CGM Magdalena and the M/V Adonis at a price of $99,000 and $96,000, respectively. The Partnership decided to enter into these MOAs after receiving the Buyers’ purchase enquiries which were opportunistic in nature. Upon entering the MOAs the Company considered that both vessels met the criteria to be classified as held for sale. At that time the vessels’ fair value less cost to sell exceeded their carrying amount, so no impairment charge was recognized in the Partnership’s consolidated statement of comprehensive income/(loss) for the year ended December 31, 2021. The vessels were delivered to their new owners on May 17, 2021 and December 13, 2021, respectively. For the year ended December 31, 2021, the Partnership recognized a gain on the sale of vessels analyzed as follows:

	M/V CMA CGM Magdalena	M/V Adonis	Total
Sale price	$99,000	$96,000	$195,000
Carrying value on sale	(71,598)	(72,637)	(144,235)
Other sale expenses	(2,018)	(1,935)	(3,953)
Gain on sale	$25,384	$21,428	$46,812